December 26, 2024

Via EDGAR Transmission

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	NEOS ETF Trust, File Nos. 333-253997 and 811-23645

Ladies and Gentlemen:

On behalf of the FIS Bright Portfolios Focused Equity ETF (the “Fund”), a series of NEOS ETF Trust (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information for the Fund contained in Post-Effective Amendment No. 174 to the Registrant’s Registration Statement on Form N-1A, dated December 20, 2024 (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment; and (ii) the text of the Amendment with respect to the Fund was filed electronically with the Securities and Exchange Commission on December 18, 2024, accession number 0001839882-24-045910.

If you have any questions, please do not hesitate to contact the undersigned at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench
Bibb L. Strench